HOSPITALITY REVENUE	12 Months Ended
Dec. 31, 2021
Disclosure of revenue [Abstract]
HOSPITALITY REVENUE	HOSPITALITY REVENUE
The components of hospitality revenue are as follows:

(US$ Millions)	2021	2020	2019
Room, food and beverage	$931	$562	$1,431
Gaming, and other leisure activities	111	106	360
Other hospitality revenue	31	34	118
Total hospitality revenue	$1,073	$702	$1,909